Acquisition of Prospector Capital Corp - Schedule of Fair Value of Elements of the Transactions (Parentheticals) (Details) - shares	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Common Shares [Member]
Schedule of Fair Value of the Elements Transactions [Line Items]
Fair value of reconciles consideration transferred	8,770,930	8,770,930
Class A Non-Voting Special Shares [Member]
Schedule of Fair Value of the Elements Transactions [Line Items]
Fair value of reconciles consideration transferred	2,031,250	2,031,250